Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Cash flows from operating activities:
Net loss	$ (4,721,929)	$ (2,775,124)	$ (4,828,260)	$ (2,452,170)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	20,090	20,070	26,566	32,967
Amortization				644
Amortization of debt discounts and deferred financing costs	61,381	33,954	156,719
Stock-based compensation	149,153	118,249	68,396	24,675
Stock issued for note facility fee			35,000
Warrants issued for note extensions			22,890
Gain on settled accounts payable	(81,200)
Gain on extinguishment of debt		(250,200)	(250,200)	(250,200)
Loss on disposal of property and equipment				1,663
Changes in current assets and liabilities:
Accounts receivable	2,321		(2,321)
Inventory	(2,770)	76,808	76,635	106,234
Prepaid and other current assets	270,387	(996)	72,524	20,972
Deferred offering costs	236,353	(230,760)	(246,400)
Accounts payable	427,142	62,318	358,964	(20,651)
Accrued liabilities	(272,800)	493,859	865,343	83,572
Net cash used in operating activities	(3,911,872)	(2,451,822)	(3,644,144)	(2,452,294)
Cash flows from investing activities:
Purchase of property and equipment	(10,716)	(1,932)	(1,932)	(712)
Net cash used in investing activities	(10,716)	(1,932)	(1,932)	(712)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred convertible stock, net of issuance costs				200,000
Issuance of Common Stock in IPO, net of fees	5,194,740
Issuance of warrants in IPO	17,250
Issuance of Common Stock for exercise of pre-funded warrants	14
Proceeds from shareholder note		500,000	500,000	700,000
Proceeds from convertible promissory note				1,529,434
Proceeds from PPP loan				250,200
Proceeds from issuance of bridge convertible notes, net of discount		3,436,001	4,226,000
Deferred financing costs		(377,520)	(385,145)
Repayment of shareholder note		(500,000)	(500,000)
Principal repayments of finance lease obligations	(276,724)
Net cash provided by investing activities	4,935,280	3,058,481	3,840,855	2,679,634
Net change in cash and cash equivalents during the period	1,012,692	604,727	194,779	226,628
Cash and cash equivalents, beginning of period	918,260	723,481	723,481	496,853
Cash and cash equivalents, end of period	1,930,952	1,328,208	918,260	$ 723,481
SUPPLEMENTAL DISCLOSURES OF NON-CASH TRANSACTIONS:
Issuance of Common Stock for $1.5M Note conversions	1,500,000
Issuance of Common Stock for Bridge Note and accrued interest conversions	3,618,704
Issuance of Common Stock for Series A and B Preferred Stock conversions	703
Issuance Of Common Stock for Series C Preferred Stock conversions	231
Issuance of Common Stock warrants in connection with payable settlements		1,609
Issuance of Common Stock warrants in connection with Bridge financing		$ 463,058	$ 555,767
Warrants issued as underwriter compensation	39,953
Financed insurance premiums	445,637
Operating lease assets obtained in exchange for lease obligations	$ 549,227